Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 1,738,150	₩ 1,538,150
Maximum Interest rate	5.88%	5.88%
Minimum Interest rate	3.27%	3.77%
Dividends	₩ 61,993	₩ 40,357	₩ 17,678